Interim Condensed Consolidated Statements of Financial Position (June Periods Unaudited) - CAD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019
Current assets
Cash and cash equivalents	$ 2,531	$ 9,927
Restricted cash	4,708	4,048
Trade and other receivables	456,962	672,615
Gas in storage	11,321	2,943
Fair value of derivative financial assets	73,476	144,512
Income taxes recoverable	17,009	18,973
Other current assets	127,555	169,240
	693,562	1,022,258
Non-current assets
Investments	36,815	36,897
Property and equipment, net	37,980	25,862
Intangible assets, net	452,393	472,656
Fair value of derivative financial assets, non-current	28,733	9,255
Deferred income tax assets	4,131	1,092
Other non-current assets	45,388	49,512
	605,440	595,274
ASSETS CLASSIFIED AS HELD FOR SALE	237,813	8,971
	843,253	604,245
TOTAL ASSETS	1,536,815	1,626,504
Current liabilities
Bank overdraft	2,921
Trade and other payables	527,550	714,110
Deferred revenue	3,299	43,228
Income taxes payable	4,825	11,895
Fair value of derivative financial liabilities	168,261	79,387
Provisions	3,470	7,205
Current portion of long-term debt	37,164	37,429
Other current liabilities	4,077
	751,567	893,254
Non-current liabilities
Long-term debt	737,721	687,943
Fair value of derivative financial liabilities	107,887	63,658
Deferred income tax liabilities	4,169	4,124
Other non-current liabilities	72,030	61,339
	921,807	817,064
LIABILITIES RELATING TO ASSETS CLASSIFIED AS HELD FOR SALE	244,663	5,200
	1,166,470	822,264
TOTAL LIABILITIES	1,918,037	1,715,518
SHAREHOLDERS' DEFICIT
Shareholders’ capital	1,242,463	1,235,503
Equity component of convertible debentures	13,029	13,029
Contributed deficit	(25,202)	(25,540)
Accumulated deficit	(1,687,911)	(1,390,700)
Accumulated other comprehensive income	76,795	79,093
Non-controlling interest	(396)	(399)
TOTAL SHAREHOLDERS' DEFICIT	(381,222)	(89,014)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 1,536,815	$ 1,626,504